DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Derivative instruments [Abstract]
Disclosure of derivative financial instruments [text block]
13. DERIVATIVE INSTRUMENTS
	As at December 31	As at December 31
(in millions of U.S. dollars)	2018	2017
DERIVATIVE ASSETS
Copper price option contracts (1)	0.7	-
Total derivative assets	0.7	-
DERIVATIVE LIABILITIES
Unsettled provisionally priced concentrate derivatives, and swap contracts (2)	0.7	1.9
Copper price option contracts (1)	-	4.1
Gold price option contracts (1)	4.8	-
Total derivative liabilities	5.5	6.0
1.
As at December 31, 2018, copper price option contracts are included within prepaids and other in the statement of financial position and gold price option contracts are included within trade and other payables in the statement of financial position. As at December 31, 2017, copper price option contracts are included within trade and other payables in the statement of financial position.

2.	Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position.

(a) Provisionally priced contracts
The Company had provisionally priced sales for which price finalization is outstanding at December 31, 2018. Realized and unrealized non-hedged derivative gains (losses) on the provisional pricing of concentrate sales are classified as revenue, with the unsettled provisionally priced concentrate derivatives included in trade and other receivables. The Company enters into gold and copper swap contracts to reduce exposure to gold and copper prices. Realized and unrealized gains (losses) are recorded in revenue, with the unsettled gold and copper swaps included in trade and other receivables.

The following tables summarize the realized and unrealized gains (losses) on provisionally priced sales:

	Year ended December 31, 2018
(in millions of U.S. dollars)	Gold	Copper	Total
(LOSS) GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	(1.2)	(7.7)	(8.9)
Unrealized	1.1	(2.7)	(1.6)
Total loss	(0.1)	(10.4)	(10.5)

	Year ended December 31, 2017
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	1.9	10.0	11.9
Unrealized	0.1	4.1	4.2
Total gain	2.0	14.1	16.1

The following tables summarize the realized and unrealized gains (losses) on gold and copper swap contracts:

	Year ended December 31, 2018
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON SWAP CONTRACTS
Realized	1.3	11.3	12.6
Unrealized	(0.8)	1.7	0.9
Total gain	0.5	13.0	13.5

	Year ended December 31, 2017
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON SWAP CONTRACTS
Realized	(2.0)	(16.8)	(18.8)
Unrealized	(0.3)	(5.8)	(6.1)
Total gain (loss)	(2.3)	(22.6)	(24.9)

The following table summarizes the net exposure to the impact of movements in market commodity prices for provisionally priced sales:

	As at December 31	As at December 31
	2018	2017
VOLUMES SUBJECT TO FINAL PRICING NET OF OUTSTANDING SWAPS
Gold ounces (000s)	0.8	2.0
Copper pounds (millions)	1.6	1.6

(b)  Copper price option contracts
In October 2017, the Company entered into copper price option contracts by purchasing put options at a strike price of $3.00 per pound and selling call options at a strike price of $3.37 per pound for 27,600 tonnes (approximately 60 million pounds) of copper production during 2018 (“copper price option contracts”). In December 2018, the Company entered into a second tranche of copper price option contracts by purchasing put options at an average strike price of $2.50 per pound and selling call options at an average strike price of $3.00 per pound for 21,600 tonnes (approximately 47.6 million pounds) of copper production during 2019. The Company entered into these contracts at no premium and therefore incurred no investment costs upon initiation.

The call options sold and put options purchased are treated as derivative financial instruments and marked-to-market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses as a result of the exercise of the Company’s call and put options up to an amount not exceeding the Company’s production of copper pounds for the reporting period are recorded as an adjustment to revenue. The exercise of options on copper pounds in excess of the Company’s copper production for the reporting period are recorded as other gains and losses. For the year ended December 31, 2018, the Company exercised put options for 13,800 tonnes and recognized $6.6 million within revenue.

	Quantity outstanding	Remaining term	Exercise price ($/lb)	Fair value - asset (liability) (1)
COPPER PRICE OPTION CONTRACTS OUTSTANDING
Copper call contracts - sold	21,600 tonnes	January – December 2019	3.00	(2.3)
Copper put contracts - purchased	21,600 tonnes	January – December 2019	2.50	3.0
1.
The Company presents the fair value of its put and call options on a net basis on the consolidated statements of financial position. The Company has a legally enforceable right to set off the amounts under its option contracts and intends to settle on a net basis.

(c)  Gold price option contracts
In December 2018, the Company entered into gold price option contracts by purchasing put options at an average strike price of $1,230 per ounce and selling call options at an average strike price of $1,300 per ounce for 192,000 ounces of gold production between January 2019 and December 2019 (“gold price option contracts”). The Company entered into these contracts at no premium and therefore incurred no investment costs upon initiation.

Consistent with the accounting treatment of the copper price option contracts described above, the call options sold and put options purchased are treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses as a result of the exercise of the Company’s call and put options up to an amount not exceeding the Company’s production of gold ounces for the reporting period are recorded as an adjustment to revenue. The exercise of options on gold ounces excess of the Company’s gold production for the reporting period are recorded as other gains and losses.

	Quantity outstanding	Remaining term	Exercise price ($/lb)	Fair value - asset (liability) (1)
GOLD PRICE OPTION CONTRACTS OUTSTANDING
Gold call contracts - sold	192,000 oz	January – December 2019	1,300	(8.0)
Gold put contracts - purchased	192,000 oz	January – December 2019	1,230	3.2
1.
The Company presents the fair value of its put and call options on a net basis on the consolidated statements of financial position. The Company has a legally enforceable right to set off the amounts under its option contracts and intends to settle on a net basis.